PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 165,992
Additions, net of disposals and assets reclassified as held for sale	11,926
Foreign currency translation	27
Depreciation expenses	(3,933)
Balance, end of period	164,923
Real Estate1 [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	225
Right-of-use assets	72	$ 63
Additions, net of disposals and assets reclassified as held for sale	30
Foreign currency translation	(2)
Depreciation expenses	(16)
Balance, end of period	237
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	11,319
Right-of-use assets	7,000	$ 7,200
Additions, net of disposals and assets reclassified as held for sale	1,795
Foreign currency translation	74
Depreciation expenses	(750)
Balance, end of period	$ 9,818